Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31
	2020	2019

Accounts receivable	$15,896,127	$12,910,734
Less: Allowance for doubtful accounts	(1,581,142)	(1,669,658)
Total accounts receivable, net	$14,314,985	$11,241,076

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2020	2019	2018

Beginning balance	$1,669,658	$392,533	$36,285
Provision (reverse) for doubtful accounts	-	3,276,200	372,635
Recovery	(189,286)	-	-
Written-off	-	(1,984,244)	-
Foreign currency translation adjustments	100,770	(14,831)	(16,387)
Ending balance	$1,581,142	$1,669,658	$392,533